Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Schedule of Income Tax Benefit (Expense)

Due to the mobile nature of seismic acquisition activities, current relationships between the French and foreign components of such tax items are not reliable indicators of such relationships in future periods.

	December 31,
	2017	2016	2015
	(In millions of US$)
France
Current income tax expense	—	—	—
Adjustments on income tax recognized in the period for prior periods	0.1	0.2	(0.6)
Deferred taxes on temporary differences for the period	(0.2)	(5.5)	(15.6)
Deferred taxes recognized in the period for prior periods(1)	(3.4)	0.1	(46.1)

Total France	(3.5)	(5.2)	(62.3)
Foreign countries
Current income tax expense, including withholding taxes	(24.7)	(21.3)	(39.4)
Adjustments on income tax recognized in the period for prior periods(3)	1.4	9.9	(0.9)
Deferred taxes on temporary differences for the period	49.5	43.0	28.4
Deferred taxes recognized in the period for prior periods(2)	(46.4)	(12.7)	(2.8)

Total Foreign countries	(20.2)	18.9	(14.7)
Total income tax benefit (expense)	(23.7)	13.7	(77.0)

(1)	In 2015, included a reversal of deferred tax assets on French losses carried forward amounting to US$48.0 million based on tax planning.
(2)

In 2017, included valuation allowances on deferred tax assets of US$45.5 million in several countries, notably in US (US$32.0 million) based on their probable recovery regarding existing taxable items (see note 1 to the consolidated financial statements). In 2016, included valuation allowances on deferred tax assets amounting to US$7.5 million.

(3)	In 2016, was mainly impacted by changes in estimates, use of tax credits and carry-back in North America.

Schedule of Income Tax Reconciliation

The reconciliation between income tax expense in the income statement and the theoretical tax charge is detailed below:

	2017	2016	2015
	(In millions of US$)
Net income (loss)	(514.1)	(576.6)	(1,446.2)
Income taxes	(23.7)	13.7	(77.0)
Net Income (loss) before taxes	(490.4)	(590.3)	(1,369.2)
Equity investment companies income	(20.1)	(8.2)	21.4
Theoretical tax basis	(470.3)	(582.1)	(1,390.6)
Enacted tax rate in France	34.43%	34.43%	38.00%
Theoretical taxes	161.9	200.4	528.4
Differences on tax:
Differences in tax rates between France and foreign countries	0.3	23.9	37.1
Change in local tax rates enacted by US and French tax laws(6)	43.3	—	—
Non-deductible part of dividends	(0.6)	(1.8)	(1.1)
Adjustments on the tax expense recognized in the period for prior periods(3)	1.6	10.1	(2.1)
Adjustments on the deferred tax expense recognized in the period for prior periods	(4.3)	(5.1)	5.2
Valuation allowance on deferred tax assets previously recognized on losses on the French tax group(1)	—	—	(48.0)
Valuation allowance on deferred tax assets previously recognized on losses on foreign entities(2)	(45.5)	(7.5)	(6.1)
Other permanent differences (including withholding taxes)(4)	(22.0)	(7.0)	(344.5)
Deferred tax unrecognized on losses of the period on the French tax group(5)	(117.6)	(150.4)	(173.9)
Deferred tax unrecognized on losses of the period on foreign entities(5)	(42.7)	(51.7)	(73.2)
Unrecognized deferred tax on losses of prior periods	2.8	2.6	2.8
Income tax and deferred tax on Argas net income (equity method company)	(0.9)	0.2	(1.6)

Income taxes	(23.7)	13.7	(77.0)

(1)(2)	(3) See comments on income tax benefit (expense) above.
(4	In 2015, permanent differences included US$365.0 million impairment of the Marine goodwill and US$438.8 million related to GGR CGUs goodwill depreciation (see note 21).
(5)	Corresponds notably to the French, Norwegian and US tax groups according to short and medium term uncertainties and revised tax planning.
(6)

The US corporate income tax rate used for tax calculations decreased from 35% in 2016 to 21% in 2017, which had a favorable tax impact of US$37 million in 2017. In France, the corporate income tax rate will reduce over a five-year period from 34.43% to 25%, which had a favorable impact on deferred taxes calculation in 2017 of US$6.3 million.

Summary of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities

	December 31,
	2017	2016	2015
	(In millions of US$)
Total deferred tax assets	21.9	26.0	52.2

Total deferred tax liabilities	(62.0)	(67.6)	(136.3)

Total deferred taxes, net	(40.1)	(41.6)	(84.1)

Summary of Deferred Tax Assets (Liabilities) Per Tax Group

Deferred tax assets (liabilities) per tax group as of December 31, 2017

	France(1)	Norway(1)	US(1)	Other	Total
	(In millions of US$)
Net deferred tax assets (liabilities) related to timing differences	(73.1)	—	(25.8)	(31.4)	(130.3)
Deferred tax assets on losses carried forward(2)	36.5	11.0	14.1	28.6	90.2

Total deferred tax assets (liabilities)	(36.6)	11.0	(11.7)	(2.8)	(40.1)

(1)	The deferred taxes recognized on losses carried forward are recoverable without expiration date.
(2)	See note 1-6 to the consolidated statements for rules of recognition of deferred tax assets

Summary of Net Operating Loss Carried Forward Not Recognized

Net operating loss carried forward not recognized as of December 31, 2017

	France	Foreign countries	Total
	(In millions of US$)
Losses scheduled to expire in 2018	—	1.6	1.6
Losses scheduled to expire in 2019 and thereafter	—	178.2	178.2
Losses available indefinitely	1,639.8	264.0	1,903.8

Total	1,639.8	443.8	2,083.6